Cash and Cash Equivalents (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2023		Dec. 31, 2022
Cash and Cash Equivalents	$ 9,292		$ 13,519
USD [Member]
Cash and Cash Equivalents	6,718		10,663
NIS [Member]
Cash and Cash Equivalents	2,574		2,756
Other currencies [Member]
Cash and Cash Equivalents	$ 0	[1]	$ 100

[1]	Less than 1 thousand